UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2460

Fidelity Union Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Maryland Municipal

Income Fund

November 30, 2014

1.810710.110

SMD-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.3%
	Principal Amount	Value
Guam - 0.9%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	$ 500,000	$ 512,340
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/16 (b)	300,000	319,923
6.25% 10/1/34 (b)	300,000	347,109
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/24 (FSA Insured)	500,000	592,645
		1,772,017
Maryland - 97.4%
Anne Arundel County Gen. Oblig.:
Series 2012:
5% 4/1/22	335,000	407,249
5% 4/1/23	4,050,000	4,914,189
Series 2014, 5% 4/1/25	2,140,000	2,632,607
Baltimore Convention Ctr. Hotel Rev. Series 2006 A:
5.25% 9/1/17 (XL Cap. Assurance, Inc. Insured)	1,350,000	1,445,297
5.25% 9/1/27 (XL Cap. Assurance, Inc. Insured)	1,020,000	1,061,330
Baltimore County Gen. Oblig.:
(Metropolitan District Proj.) Series 71:
5% 2/1/31	2,000,000	2,233,700
5% 2/1/38	1,930,000	2,132,708
(Oak Crest Village, Inc. Proj.) Series 2007 A, 5% 1/1/22	500,000	529,005
Series 2012, 5% 8/1/23	5,000,000	6,084,200
Series 2014 B:
4.5% 9/1/23	1,645,000	1,966,088
4.5% 9/1/24	4,730,000	5,679,358
4% 8/1/24	3,000,000	3,307,740
Baltimore Ctfs. of Prtn. Series 2010 A, 5% 10/1/17	2,005,000	2,211,455
Baltimore Gen. Oblig.:
(Consolidated Pub. Impt. Proj.) Series 2008 A, 5% 10/15/25 (FSA Insured)	1,445,000	1,655,378
Series 2013 B:
5% 10/15/23	1,100,000	1,323,982
5% 10/15/24	1,875,000	2,241,825
Baltimore Proj. Rev.:
(Wastewtr. Proj.):
Series 2007 D:
5% 7/1/32 (FSA Insured)	4,500,000	4,911,075
5% 7/1/37 (AMBAC Insured)	2,000,000	2,173,680
5% 7/1/37 (FSA Insured)	4,000,000	4,347,360
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Baltimore Proj. Rev.: - continued
(Wastewtr. Proj.): - continued
Series 2008 A:
5% 7/1/33 (FSA Insured)	$ 2,000,000	$ 2,225,180
5% 7/1/38 (FSA Insured)	2,000,000	2,212,700
Series 2009 C, 5.625% 7/1/39	2,000,000	2,329,900
(Wastewtr. Projs.) Series 2014 D, 5% 7/1/28 (a)	2,750,000	3,294,005
(Wtr. Proj.) Series 1994 A, 5% 7/1/24 (FGIC Insured)	370,000	416,727
(Wtr. Projs.) Series 2014 B, 5% 7/1/28 (a)	1,580,000	1,892,556
Frederick County Econ. Dev. Rev. Series 2009 A:
5% 3/1/25	610,000	705,630
5% 3/1/27	1,255,000	1,448,370
Frederick County Gen. Oblig. Series 2014 A:
5% 8/1/23	650,000	802,601
5% 8/1/24	500,000	625,185
Howard County Gen. Oblig. Series 2011 B:
5% 8/15/22	3,285,000	3,961,710
5% 8/15/23	5,000,000	6,009,000
Maryland Dept. of Trans. Consolidated Trans. Rev. Series 2009:
4% 5/15/20	3,000,000	3,344,970
4% 5/15/23	1,390,000	1,541,580
Maryland Econ. Dev. Corp. Poll. Cont. Rev. (Potomac Elec. Proj.) Series 2006, 6.2% 9/1/22	2,700,000	3,192,993
Maryland Econ. Dev. Corp. Student Hsg. Rev.:
(Towson Univ. Proj.) Series 2007 A, 5.25% 7/1/17	500,000	534,370
(Univ. of Maryland, Baltimore County Student Hsg. Proj.) Series 2006:
5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	500,000	513,570
5% 6/1/18 (CIFG North America Insured)	2,000,000	2,123,000
Maryland Gen. Oblig. Series B, 5% 8/1/25	6,725,000	8,092,996
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Health Sys. Proj.) Series 2010, 5% 7/1/28	510,000	559,720
(Carroll County Gen. Hosp. Proj.) Series 2006, 5% 7/1/40	1,500,000	1,547,025
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	3,970,000	4,150,516
(Johns Hopkins Univ. Proj.) Series 2008 A, 5.25% 7/1/38	5,000,000	5,613,550
(LifeBridge Health Proj.):
Series 2008, 5% 7/1/19 (Assured Guaranty Corp. Insured)	300,000	331,188
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(LifeBridge Health Proj.): - continued
Series 2011, 6% 7/1/41	$ 1,500,000	$ 1,730,955
(MedStar Health Proj.) Series 2007, 5.25% 5/15/46	1,000,000	1,026,080
(Mercy Med. Ctr. Proj.) Series 2007 A, 5.5% 7/1/42	1,000,000	1,059,760
(Univ. of Maryland Med. Sys. Proj.):
Series 2006 A, 5% 7/1/41	1,000,000	1,029,010
Series 2008 F, 5.25% 7/1/19	1,700,000	1,939,751
Series 2010, 5.125% 7/1/39	1,700,000	1,826,293
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 5.5% 1/1/18	370,000	380,730
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/43	405,000	427,024
Series 2011 A, 5% 5/15/23	1,500,000	1,763,085
Series 2011, 5% 8/15/22	1,000,000	1,152,640
Series 2012 A:
5% 7/1/23	400,000	462,360
5% 7/1/24	700,000	802,417
5% 7/1/25	900,000	1,022,481
5% 7/1/25	1,000,000	1,126,700
5% 7/1/25	2,000,000	2,388,880
5% 7/1/25	1,120,000	1,265,130
5% 7/1/26	300,000	337,362
5% 10/1/30	750,000	848,340
Series 2012 B, 5% 7/1/25	1,135,000	1,341,786
Series 2012:
5% 7/1/23	850,000	986,935
5% 7/1/24	1,100,000	1,269,048
5% 7/1/26	1,080,000	1,182,470
5% 7/1/26	1,400,000	1,589,518
5% 7/1/27	300,000	338,010
5% 7/1/31	2,500,000	2,668,700
Series 2013 A:
5% 7/1/26	1,045,000	1,184,946
5% 7/1/27	1,185,000	1,336,846
5% 8/15/41	3,000,000	3,234,420
5% 7/1/43	3,495,000	3,814,478
Series 2013 B, 5% 8/15/38	2,000,000	2,191,800
Series 2014:
5% 7/1/27	3,495,000	4,016,559
5% 10/1/45	2,500,000	2,825,000
5.25% 7/1/25	3,000,000	3,547,260
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Maryland Indl. Dev. Fing. Auth. Rev. (American Ctr. for Physics Proj.) Series 2001, 5.25% 12/15/15	$ 320,000	$ 321,174
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 A, 5% 6/1/21 (b)	2,255,000	2,629,240
Maryland Trans. Auth. Trans. Facility Projects Rev.:
Series 2007:
5% 7/1/30	2,000,000	2,181,120
5% 7/1/31 (FSA Insured)	5,000,000	5,439,500
Series 2008:
5% 7/1/35	880,000	975,198
5% 7/1/37 (FSA Insured)	4,485,000	4,952,158
6.8% 7/1/16 (Escrowed to Maturity)	215,000	229,078
Maryland Wtr. Quality Fing. Admin. Series 2014, 5% 3/1/23	2,000,000	2,460,720
Montgomery County Gen. Oblig.:
(Dept. of Liquor Cont. Proj.) Series 2011 A, 5% 4/1/20	1,405,000	1,647,222
(Trinity Health Cr. Group Proj.) Series 2011, 5% 12/1/40	1,000,000	1,104,750
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012:
4% 7/1/18	1,065,000	1,167,943
5% 7/1/20	650,000	759,532
5% 7/1/22	750,000	886,643
Prince Georges County Gen. Oblig. Series 2011 A, 5% 9/15/26	2,500,000	2,978,700
Washington Suburban San. District 5% 6/1/20	2,000,000	2,335,380
Worcester County Series 2014:
5% 3/1/23	2,225,000	2,705,422
5% 3/1/24	1,670,000	2,052,881
		195,670,703
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $189,237,304)	197,442,720
NET OTHER ASSETS (LIABILITIES) - 1.7%	3,433,803
NET ASSETS - 100%	$ 200,876,523
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $189,228,845. Net unrealized appreciation aggregated $8,213,875, of which $8,333,342 related to appreciated investment securities and $119,467 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Arizona Municipal

Income Fund

November 30, 2014

1.810709.110

AZI-QTLY-0115

Investments November 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.8%
	Principal Amount	Value
Arizona - 94.9%
Arizona Board of Regents Arizona State Univ. Rev.:
(Polytechnic Campus Proj.) Series 2008 C:
5.75% 7/1/22	$ 1,500,000	$ 1,737,150
5.75% 7/1/23	250,000	289,335
Series 2012 A, 5% 7/1/26	1,000,000	1,158,130
Arizona Board of Regents Ctfs. of Prtn.:
(Arizona Biomedical Research Collaborative Bldg. Proj.) Series 2006, 5% 6/1/19 (AMBAC Insured)	1,140,000	1,207,648
(Univ. of Arizona Projs.):
Series 2006 A, 5% 6/1/18 (AMBAC Insured)	1,000,000	1,063,200
Series 2012 C, 5% 6/1/26	3,035,000	3,499,082
Arizona Ctfs. of Prtn.:
Series 2008 A, 5% 9/1/20 (FSA Insured)	1,640,000	1,819,974
Series 2010 A, 5% 10/1/29 (FSA Insured)	5,000,000	5,524,250
Series 2013 A, 5% 10/1/25	1,870,000	2,143,170
Arizona Game and Fish Dept. and Commission (AGF Administration Bldg. Proj.) Series 2006:
5% 7/1/21	1,280,000	1,359,309
5% 7/1/32	470,000	493,509
Arizona Health Facilities Auth. Hosp. Sys. Rev.:
(Phoenix Children's Hosp. Proj.) Series 2012 A, 5% 2/1/42	1,000,000	1,060,530
Series 2012 A, 5% 2/1/23	1,285,000	1,494,404
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	1,000,000	1,083,990
Series 2007 B, 0.967% 1/1/37 (c)	1,000,000	893,990
Series 2008 A, 5.25% 1/1/31	1,000,000	1,080,030
Series 2008 D:
5.375% 1/1/32	1,000,000	1,084,020
6% 1/1/27	1,000,000	1,131,940
Series 2011 B1, 5.25% 3/1/39	1,000,000	1,099,110
Series 2012 A, 5% 1/1/43	3,500,000	3,849,545
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	1,000,000	1,159,710
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21 (FSA Insured)	1,000,000	1,158,290
Arizona Trans. Board Excise Tax Rev. Series 2014, 5% 7/1/25 (b)	1,000,000	1,221,280
Arizona Trans. Board Hwy. Rev. Series 2011 A, 5.25% 7/1/26	1,250,000	1,488,175
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series A, 5% 10/1/28 (b)	$ 2,000,000	$ 2,431,280
Avondale Muni. Dev. Corp. Excise Tax Rev. 5% 7/1/28	500,000	562,035
Chandler Gen. Oblig. Series 2014, 5% 7/1/26	1,000,000	1,226,070
Cottonwood Wtr. Sys. Rev.:
5% 7/1/26 (XL Cap. Assurance, Inc. Insured)	1,405,000	1,465,429
5% 7/1/30 (XL Cap. Assurance, Inc. Insured)	1,125,000	1,168,043
5% 7/1/35 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,339,546
Dysart Unified School District #89 Gen. Oblig. Series 2014:
5% 7/1/23	700,000	842,730
5% 7/1/27	1,300,000	1,535,196
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2007, 5.25% 5/15/19	1,000,000	1,141,370
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.):
Series 2005 B, 5.25% 12/1/19	1,040,000	1,077,721
Series 2005, 5% 12/1/35	1,000,000	1,011,800
Series 2007:
5% 12/1/27	1,000,000	1,053,640
5% 12/1/32	1,000,000	1,043,160
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/17 (AMBAC Insured)	1,580,000	1,683,300
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2008, 6% 7/1/31	1,000,000	1,154,280
Marana Muni. Property Corp. Facilities Rev. Series A, 5.25% 7/1/22	1,620,000	1,849,700
Maricopa County Indl. Dev. Auth. Health Facilities Rev.:
(Catholic Healthcare West Proj.):
Series 2007 A, 5.25% 7/1/32	1,000,000	1,047,530
Series 2009 A, 6% 7/1/39	1,000,000	1,131,060
(Mayo Clinic Proj.) 5% 11/15/36	1,000,000	1,044,850
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	6,000,000	6,677,575
Maricopa County School District #28 Kyrene Elementary Series 2010 B:
1% 7/1/28 (a)	690,000	763,264
1% 7/1/29 (a)	480,000	538,738
1% 7/1/30 (a)	400,000	447,356
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5% 7/1/38	1,000,000	1,071,210
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Mesa Util. Sys. Rev. Series 2006, 5% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,231,860
Northern Ariz Univ. Ctfs. of Prtn. (Univ. Proj.) Series 2013, 5% 9/1/24	1,000,000	1,140,220
Northern Arizona Univ. Revs.:
Series 2012:
5% 6/1/36	860,000	953,319
5% 6/1/41	1,250,000	1,361,863
Series 2013, 5% 8/1/27	1,000,000	1,159,780
5% 6/1/21 (AMBAC Insured)	1,085,000	1,162,719
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2008 A, 5% 7/1/33	1,000,000	1,114,430
Series 2013, 5% 7/1/26 (d)	1,100,000	1,274,284
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,585,320
Phoenix Civic Impt. Corp. Excise Tax Rev.:
(Civic Plaza Expansion Proj.) Series 2005 A:
5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	550,000	564,652
5% 7/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,023,510
Series 2007 A, 5% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250,000	1,377,925
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2007, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,106,940
Phoenix Gen. Oblig. Series 2014, 4% 7/1/26	2,000,000	2,261,360
Phoenix-Mesa Gateway Arpt. Auth. (Mesa Proj.) Series 2012:
5% 7/1/24 (d)	380,000	436,438
5% 7/1/27 (d)	400,000	452,408
Pima County Ctfs. of Prtn.:
(Justice Bldg. Proj.) Series 2007 A:
5% 7/1/19 (AMBAC Insured)	650,000	711,464
5% 7/1/21 (AMBAC Insured)	910,000	995,076
Series 2013 A, 5% 12/1/22	1,000,000	1,184,120
Series 2014, 5% 12/1/27	1,745,000	2,015,353
Pima County Swr. Sys. Rev.:
Series 2011 B:
5% 7/1/22	1,635,000	1,937,001
5% 7/1/25	1,000,000	1,157,320
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Pima County Swr. Sys. Rev.: - continued
Series 2012 A:
5% 7/1/25	$ 1,600,000	$ 1,893,936
5% 7/1/26	1,000,000	1,176,870
Pima County Unified School District #1 Tucson (Proj. of 2004):
Series 2007 C, 5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,097,770
Series 2008 D, 5% 7/1/25 (FSA Insured)	1,000,000	1,122,950
Pinal County Unified School District #44 J.O. Combs (2006 School Impt. Proj.) Series B, 5% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	860,000	926,065
Queen Creek Excise Tax & State Shared Rev. 5% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125,000	1,231,954
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Series 2008 A:
5% 1/1/24	1,075,000	1,206,397
5% 1/1/33	1,000,000	1,105,200
5% 1/1/38	2,400,000	2,615,352
Series 2009 A, 5% 1/1/26	1,950,000	2,249,052
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5% 12/1/37	1,500,000	1,704,615
5.5% 12/1/29	3,000,000	3,617,190
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.):
Series 2006 C, 5% 9/1/35 (FSA Insured)	415,000	465,929
Series 2008 A, 5% 9/1/23	355,000	390,663
Sedona Excise Tax Rev. Series 2005, 5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,026,750
Tempe Excise Tax Rev. Series 2012, 5% 7/1/25	1,090,000	1,281,971
Tempe Transit Excise Tax Rev. Series 2008, 4.75% 7/1/38	60,000	65,582
Tucson Ctfs. of Prtn.:
Series 2006 A, 5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050,000	3,241,479
Series 2007, 5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,096,160
Series 2014:
4% 7/1/20 (FSA Insured)	500,000	556,995
5% 7/1/28 (FSA Insured)	1,000,000	1,169,940
Univ. Med. Ctr. Corp. Hosp. Rev.:
Series 2005, 5% 7/1/16	570,000	582,523
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Univ. Med. Ctr. Corp. Hosp. Rev.: - continued
Series 2011, 6% 7/1/39	$ 2,235,000	$ 2,638,350
5.625% 7/1/36	1,000,000	1,134,060
Univ. of Arizona Univ. Revs.:
Series 2008 A, 5% 6/1/22	1,315,000	1,482,137
Series 2009 A, 5% 6/1/39	1,000,000	1,087,450
Series 2012 A, 5% 6/1/37	2,000,000	2,242,440
Yavapai County Indl. Dev. Auth.:
(Northern Healthcare Sys. Proj.) Series 2011, 5% 10/1/20	1,000,000	1,169,630
Series 2012 A, 5.25% 8/1/33	2,000,000	2,210,660
Yuma Indl. Dev. Auth. Hosp. Rev. Series 2014 A, 5% 8/1/27	2,000,000	2,291,700
		142,695,786
Guam - 0.7%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/18 (d)	300,000	333,819
6.375% 10/1/43 (d)	200,000	232,598
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/21 (FSA Insured)	400,000	470,632
		1,037,049
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/25	300,000	329,457
TOTAL INVESTMENT PORTFOLIO - 95.8% (Cost $134,825,166)	144,062,292
NET OTHER ASSETS (LIABILITIES) - 4.2%	6,336,321
NET ASSETS - 100%	$ 150,398,613
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(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2014, the cost of investment securities for income tax purposes was $134,797,577. Net unrealized appreciation aggregated $9,264,715, of which $9,390,573 related to appreciated investment securities and $125,858 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 29, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 29, 2015